(14) Concentrations of Risk	6 Months Ended
Jun. 30, 2020
Risks and Uncertainties [Abstract]
(14) Concentrations of Risk

(14) CONCENTRATIONS OF RISK

The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had no cash balances in excess of FDIC insured limits at June 30, 2020; December 31, 2019 and 2018, respectively.